Consolidated Statements of Income (Loss) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Interest income	$ 3,177,133	$ 1,687,502	$ 1,549,674
Interest expense	(2,006,666)	(711,195)	(683,237)
Net interest income	1,170,467	976,307	866,437
Fee and commission income	263,140	226,809	204,378
Fee and commission expense	(90,141)	(73,267)	(63,379)
Net fee and commission income	172,999	153,542	140,999
Net income from financial operations	200,841	55,910	110,887
Net foreign exchange gain (loss)	(51,516)	149,165	(74,464)
Other operating income	34,229	29,278	65,578
Net operating profit before provision for loan losses	1,527,020	1,364,202	1,109,437
Provision for loan losses	(333,663)	(262,440)	(466,230)
NET OPERATING PROFIT	1,193,357	1,101,762	643,207
Personnel salaries and expenses	(341,498)	(306,720)	(292,191)
Administrative expenses	(298,112)	(257,970)	(257,753)
Depreciation and amortization	(96,187)	(101,583)	(126,444)
Impairment	(10)	(91)	(814,879)
Other operating expenses	(47,177)	(43,243)	(90,511)
Total operating expenses	(782,984)	(709,607)	(1,581,778)
TOTAL OPERATING INCOME (LOSS)	410,373	392,155	(938,571)
Income (loss) from investments in associates	2,429	(287)	(2,794)
Operating (loss) income before income taxes	412,802	391,868	(941,365)
Income taxes	30,558	(115,631)	115,210
Consolidated income (loss) from continuing operations	443,360	276,237	(826,155)
TOTAL CONSOLIDATED INCOME (LOSS) FOR THE YEAR	443,360	276,237	(826,155)
Attributable to:
Equity holders of the Bank	443,288	273,410	(808,784)
Non-controlling interest	$ 72	$ 2,827	$ (17,371)
Earnings (losses) per share attributable to equity holders of the Bank (in Chilean pesos)
Basic earnings (loss) per share	$ 0.455	$ 0.457	$ (1.578)
Diluted earnings (loss) per share	$ 0.455	$ 0.457	$ (1.578)